Long-term bank loans & Revolving facilities - Pre-existing Loan Facilities Part II (Details Narrative) $ in Thousands	7 Months Ended		8 Months Ended	11 Months Ended	12 Months Ended
	Aug. 03, 2022 USD ($)	Jul. 18, 2022 USD ($)	Aug. 29, 2022 USD ($)	Nov. 30, 2022 USD ($)	Dec. 31, 2025 USD ($)	Dec. 22, 2022 USD ($)	Dec. 16, 2022 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2023 USD ($)
ABN AMRO $24,000 Facility [Member]
Line of Credit Facility, Initiation Date					Dec. 19, 2022
Proceeds from Lines of Credit						$ 24,000
Description of scope, credit facility					to refinance the then outstanding loan amount of the vessel Star Sienna
Repayment installment					20
Line of Credit Facility, Frequency of Payments					quarterly
Line of Credit Facility, Periodic Payment					$ 500
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid					$ 14,000
Line of credit facility, maturity date					December 2027
Line of Credit Facility, Collateral					is secured by the vessel Star Sienna
NTT $24,000 Facility [Member]
Line of Credit Facility, Initiation Date					Dec. 08, 2022
Proceeds from Lines of Credit							$ 24,000
Description of scope, credit facility					to refinance the then outstanding loan amount of the vessel Star Virgo
Repayment installment					20
Line of Credit Facility, Frequency of Payments					quarterly
Line of Credit Facility, Periodic Payment					$ 600
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid					$ 12,000
Line of credit facility, maturity date					December 2027
Line of Credit Facility, Collateral					is secured by the vessel Star Virgo
CTBC $25,000 Facility [Member]
Line of Credit Facility, Initiation Date					Nov. 22, 2022
Proceeds from Lines of Credit				$ 25,000
Description of scope, credit facility					to refinance the outstanding amount under the then existing lease agreement of the vessel Star Libra
Repayment installment					20
Line of Credit Facility, Frequency of Payments					quarterly
Line of Credit Facility, Periodic Payment					$ 563
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid					$ 13,750
Line of credit facility, maturity date					November 2027
Line of Credit Facility, Collateral					is secured by the vessel Star Libra
SEB $42,000 Facility [Member]
Line of Credit Facility, Initiation Date					Aug. 03, 2022
Proceeds from Lines of Credit	$ 42,000
Repayment installment					20
Line of Credit Facility, Frequency of Payments					quarterly
Line of credit facility, maturity date					August 2027
Line of Credit Facility, Collateral					is secured by the three aforementioned vessels
Number of Loan Tranches					3
SEB $42,000 Facility [Member] | Minimum [Member]
Line of Credit Facility, Periodic Payment					$ 354
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid					5,730
SEB $42,000 Facility [Member] | Maximum [Member]
Line of Credit Facility, Periodic Payment					434
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid					$ 7,028
SEB $42,000 Facility [Member] | Tranche A [Member]
Proceeds from Lines of Credit	12,800
SEB $42,000 Facility [Member] | Tranche B [Member]
Proceeds from Lines of Credit	13,500
SEB $42,000 Facility [Member] | Tranche A and B [Member]
Description of scope, credit facility					to refinance the then aggregate outstanding loan amount of the vessels Mercurial Virgo and Amami
SEB $42,000 Facility [Member] | Tranche C [Member]
Proceeds from Lines of Credit	$ 15,700
Description of scope, credit facility					to refinance the then outstanding loan amount of the vessel Star Calypso
Citi $100,000 Facility [Member]
Line of Credit Facility, Initiation Date					Jul. 05, 2022
Proceeds from Lines of Credit		$ 100,000
Line of Credit Facility, Collateral					is secured by eight vessels
Number of Loan Tranches					2
Citi $100,000 Facility [Member] | Tranche A [Member]
Proceeds from Lines of Credit		$ 48,341
Description of scope, credit facility					to replenish the funds used for the extinguishment of the amount under the then-existing lease agreements for the vessels Star Sirius, Laura, Idee Fixe, Kaley and Star Roberta
Repayment installment					20
Line of Credit Facility, Frequency of Payments					quarterly
Line of Credit Facility, Periodic Payment					$ 1,257
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid					$ 23,204
Line of credit facility, maturity date					July 2027
Citi $100,000 Facility [Member] | Tranche B [Member]
Proceeds from Lines of Credit			$ 51,659
Description of scope, credit facility					to refinance the aggregate outstanding amount under the then existing lease agreements of the vessels Star Apus, Star Cleo, Star Columba, Star Dorado, Star Hydrus, Star Pegasus and Star Pyxis
Citi $100,000 Facility [Member] | Tranche B amended [Member]
Line of Credit Facility, Periodic Payment					$ 634
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid					$ 11,713
Citi $100,000 Facility [Member] | Tranche B amended [Member] | Star Columba [Member]
Debt instrument, prepayment amount									$ 6,256
Citi $100,000 Facility [Member] | Tranche B amended [Member] | Star Dorado Star Pyxis And Star Hydrus [Member]
Debt instrument, prepayment amount								$ 16,577